Basic and diluted loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Basic and diluted loss per share
Schedule of basic and diluted loss per share

	For the Years Ended December 31,
	2023	2024	2025
Basic and diluted loss per share calculation
Numerator:
Net loss	(414,153)	(249,752)	(210,267)
Denominator:
Weighted-average number of ordinary shares outstanding used in calculating basic and diluted loss per Class A and Class B ordinary share	2,579,202,596	4,072,386,826	7,042,820,966
Basic and diluted loss per Class A and Class B ordinary share (US$ cent per share)	(16.06)	(6.13)	(2.99)

Schedule of potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti- dilutive

	As of December 31,
	2023	2024	2025
RSUs	146,954,430	569,945,385	551,294,295
Share options	144,000,000	60,000,000	60,000,000
Convertible preferred shares	—	417,588,975	—